Financial Instruments - Schedule of Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	¥ 7,772	¥ 8,139
Changes in the fair value during the period	(2,059)	8,678
Settled and paid during the period	(774)	(9,032)
Foreign currency translation differences	(577)	(13)
Contingent liabilities recognised in business combination at end of period	4,362	7,772
Within one year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	2,207
Contingent liabilities recognised in business combination at end of period	3,003	2,207
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	3,698
Contingent liabilities recognised in business combination at end of period	1,398	3,698
Between three and five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	1,855
Contingent liabilities recognised in business combination at end of period	0	1,855
More than five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	1,171
Contingent liabilities recognised in business combination at end of period	¥ 0	¥ 1,171